Subsequent Events (Details Narrative) - USD ($)		1 Months Ended
	Feb. 25, 2026	Feb. 13, 2026	Jun. 30, 2026	Feb. 24, 2026	Jan. 01, 2026	Dec. 31, 2025	Jun. 30, 2025	Jan. 27, 2025	Jan. 10, 2025	Dec. 31, 2024	Dec. 20, 2024	Nov. 18, 2024	Aug. 07, 2024
IfrsStatementLineItems [Line Items]
Shares issued for RSUs obligation settlement						18,026,269	1,009,919	1,230,769	38,461	1,442,307	1,211,538	76,923	155,730
Subsequent Events [Member]
IfrsStatementLineItems [Line Items]
Acquisition of remaining		80.30%
Shares issued for RSUs obligation settlement	500,000	6,671,018	25,489
Description of acquisition		The Company also issued 393,108 warrants exercisable at US$4.8185 per share until April 21, 2028, and 522,519 warrants exercisable at US$5.5598 per share until May 14, 2027, in replacement of all cancelled GUE options.
Outstanding trade payables settled	$ 1,000,000
Common shares confirmed and recognized			7,098,872
Common shares confirmed and recognized deemed price per share			$ 1.15
RSUs obligation settled			$ 29,313
Vested RSUs settled			7,500
Deemed price per share			$ 1.15
Shares issued for RSUs obligation settlement confirmed and recognized			13,055
Shares issued for RSUs obligation settlement to be issued from treasury			12,434
Convertible note indebtedness converted into common shares issued			3,810,030
Convertible note indebtedness converted into common shares deemed price per share			$ 1.15
Convertible note indebtedness converted satisfied through confirmation and recognition			3,589,832
Convertible note indebtedness converted to be issued from treasury			220,198
Secured promissory note owing to the Company			$ 5,629,205
Subsequent Events [Member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
RSUs redeemed					131,792
Cash equivalent amount payable					$ 499,955
Subsequent Events [Member] | Tranche One [Member]
IfrsStatementLineItems [Line Items]
Shares issued for RSUs obligation settlement				100,000
Subsequent Events [Member] | Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Shares issued for RSUs obligation settlement	400,000